Trade and other payables	9 Months Ended
Sep. 30, 2019
Trade and other payables
Trade and other payables

9.Trade and other payables

As of September 30, 2019, and December 31, 2018, the Group's trade and other payables consisted of the following:

	As of	As of
	December 31,	September 30,
	2018	2019
Payables to merchants	13,942	9,874
Money remittances and e-wallets accounts payable	6,571	6,522
Deposits received from agents	4,839	2,362
Commissions payable	601	416
Accrued personnel expenses and related taxes	562	876
Provision for undrawn credit commitments (Note 22)	84	108
Other payables	900	804
Total trade and other payables	27,499	20,962